Filed Pursuant to Rule 485(b)
Registration No.  333-160877
       811-22320

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No. ____	___
Post-Effective Amendment No. 75	X
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 78	X

RUSSELL EXCHANGE TRADED FUNDS TRUST
                                 (Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington                                  98101
                         (Address of Principal Executive Office)                                    (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Russell Exchange Traded Funds Trust 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100
(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

( )	immediately upon filing pursuant to paragraph (b)
( X )	on February 24, 2013 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on __________________, pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
( X )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C
The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 24 to Registration Nos. 333-160877 and 811-22320 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 75 to Registration Nos. 333-160877 and 811-22320.  This Post-Effective Amendment No. 75 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 24.  The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to Rule 485(b) on or before February 24, 2013.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Exchange Traded Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933.   The Registrant has duly caused this Post-Effective Amendment No. 75 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 24th day of January, 2013.

                  RUSSELL EXCHANGE TRADED FUNDS TRUST
                Registrant

                By:                        *
                  Sandra Cavanaugh, President

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 24, 2013.

Signatures	Signatures
* Sandra Cavanaugh, President and Chief Executive Officer	* Mark E. Swanson, Treasurer and Chief Accounting Officer
* Thaddas L. Alston, Trustee	* Jonathan Fine, Trustee
* Kristianne Blake, Trustee	* Raymond P. Tennison, Jr., Trustee
* Cheryl Burgermeister, Trustee	* Jack R. Thompson, Trustee
* Daniel P. Connealy, Trustee	* Julie W. Weston, Trustee
/s/ Jessica Gates *By Jessica Gates Attorney-in-fact

*	Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 70 to Registration Statement Nos. 333-160877 and 811-22320.